26. SHAREHOLDERS' EQUITY (Details Narrative) - BRL (R$) R$ in Thousands			1 Months Ended	12 Months Ended
	Jan. 25, 2019	Jul. 27, 2018	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 20, 2019	Apr. 30, 2019	Jan. 21, 2019	Jan. 16, 2019	Oct. 28, 2018	Jul. 20, 2018
Disclosure of classes of share capital [line items]
Increase in equity				R$ 32,538,937	R$ 32,538,937		R$ 10,600,097
Number of shares issued							1,514,299
shares issued on warrant and ADW exercise											115,914
Share capital					4,337,475
Share issuance costs					423,644
Share capital authorized				38,038,701,741
Allocation of the profit offset prior years' accumulated losses				(10,529,963)	R$ (9,000,434)	R$ 24,591,140
Delivery of treasury shares					111,862
Capital reserves				R$ 3,906,771	R$ 3,906,771
At fair value [member]
Disclosure of classes of share capital [line items]
Increase in equity												R$ 11,613,980
Private placement [member]
Disclosure of classes of share capital [line items]
Number of shares issued				272,148,705
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid				157,727	157,727
Allocation of the profit offset prior years' accumulated losses				R$ (275,821)	R$ (235,631)	2,555,061
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued									91,080,933	1,530,457,356
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued									91,080,933	1,530,457,356
Number of shares issued and fully paid	1,604,268,162			5,796,478	5,796,478
Allocation of the profit offset prior years' accumulated losses				R$ (10,254,142)	R$ (8,764,803)	R$ 22,036,079
Bratel [member]
Disclosure of classes of share capital [line items]
Number of shares issued								33,800,000
Bratel [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued								1,800,000
Shares Repurchased ,Value During The Period			R$ 2,572
Purchase of treasury sharesshares			1,800,000
Bratel [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued								32,000,000
Backstop investors [member] | Ordinary shares [member] | Private placement [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,604,268,162
Commitment agreement [member]
Disclosure of classes of share capital [line items]
Commitement fees				337,464
Share issuance costs				86,180
Judicial reorganisation [member]
Disclosure of classes of share capital [line items]
Number of shares issued	3,225,806,451
Judicial reorganisation [member] | Backstop investors [member] | Private placement [member]
Disclosure of classes of share capital [line items]
Number of shares issued	272,148,705
Treasury shares [member]
Disclosure of classes of share capital [line items]
Increase in equity		R$ 2,727,842
Number of shares issued		116,251,405
Delivery of treasury shares		773,072
Capital reserve [member]
Disclosure of classes of share capital [line items]
Share capital				R$ 3,837,009
Delivery of treasury shares				(2,462,799)
Other capital reserves [member]
Disclosure of classes of share capital [line items]
Capital reserves	R$ 3,837,009			R$ 1,933,200
Capital increase scheme [member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,604,268,162
shares issued on warrant exercise	275,985
Share capital	R$ 500,466
Capital increases new funds one [member]
Disclosure of classes of share capital [line items]
Increase in equity				R$ 4,000,000
Number of shares issued				3,225,806,451